Subsequent Events (Details)																			12 Months Ended
	Apr. 24, 2024 USD ($)	Mar. 27, 2024 EUR (€)	Mar. 24, 2024 USD ($) $ / shares shares	Mar. 06, 2024 shares	Mar. 05, 2024 USD ($) $ / shares shares	Mar. 04, 2024 USD ($) $ / shares shares	Feb. 28, 2024 shares	Feb. 20, 2024 shares	Feb. 13, 2024 shares	Feb. 02, 2024 USD ($) $ / shares shares	Feb. 01, 2024 USD ($)	Jan. 29, 2024 CAD ($)	Jan. 10, 2024 CAD ($)	Oct. 13, 2023 USD ($)	Sep. 27, 2023 USD ($)	Aug. 18, 2023 USD ($)	Mar. 15, 2022 $ / shares	Mar. 14, 2022 $ / shares	Dec. 31, 2023 USD ($) shares	Apr. 30, 2024 shares	Oct. 13, 2023 NIO (C$)	Oct. 11, 2023 shares	Sep. 27, 2023 NIO (C$)	Sep. 19, 2023 shares	Aug. 18, 2023 NIO (C$)	Aug. 14, 2023 shares	Jul. 31, 2023 shares	Jul. 25, 2023	Jun. 26, 2023 shares	Apr. 26, 2023	Feb. 05, 2023 shares	Jan. 23, 2023 shares	Jan. 17, 2023	Nov. 14, 2022 USD ($)	Nov. 14, 2022 EUR (€)	Oct. 20, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Cash consideration (in Dollars) | $																			$ (2,000,000)
Shares issued																			4,000,000
Agreement of deposit amount (in Dollars) | $																			$ 500,000
Cash finder’s fees																			5.00%
Gross proceeds (in Dollars) | $																			$ 446,250
Purcahse price per share (in Dollars per share) | $ / shares																	$ 40	$ 25
Number of shares sold																											140,746				161,295	289,473
Shares issued																								879,895
Loan received														$ 29,258	$ 2,219	$ 17,714					C$ 40,000		C$ 3,000		C$ 24,000									$ 30,224	€ 25,000	$ 3,000,000
Interest rate														18.00%	18.00%	18.00%			1.00%		18.00%		18.00%		18.00%			1.25%		4.00%			1.00%
Maturity period														12 months	12 months	12 months
Payment to release amount (in Dollars) | $	$ 50,000
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Shares issued										280,851
Gross proceeds (in Dollars) | $										$ 708,000
Purcahse price per share (in Dollars per share) | $ / shares										$ 0.406
Pre funded warrants shares							62,891	280,000	560,000	1,462,991
Number of shares sold										1
Sale of offering per share (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Shares issued			3,087,443		367,870	367,870	62,891	280,000	560,000
Purchase price per share (in Dollars per share) | $ / shares			$ 0.1217		$ 0.16872	$ 0.2054
Claim amount (in Dollars) | $												$ 271,990
Salary amount (in Dollars) | $												$ 60,000
Settlement amount (in Euro) | €		€ 30,000
Shares of Incorporated a new subsidiary							1,468,243
Subsequent Events [Member] | BC Ltd. [Member]
Subsequent Events (Details) [Line Items]
Loan received | $													$ 40,000
Interest rate													7.00%
Maturity period													12 months
Subsequent Events [Member] | Mercantile Holdings Inc. [Member]
Subsequent Events (Details) [Line Items]
Loan received | $													$ 40,000
Interest rate													7.00%
Maturity period													12 months
Subsequent Events [Member] | Alson Niu [Member]
Subsequent Events (Details) [Line Items]
Loan received | $											$ 5,500
Interest rate											7.00%
Maturity period											12 months
Subsequent Events [Member] | Pre-Funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Shares issued			37,997,190		373,002	361,972														17,911,956
Gross proceeds (in Dollars) | $			$ 5,000,000		$ 125,000	$ 150,000
Shares exercised				373,002		361,972
Common Shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued																						879,895				582,193			140,746
Common Shares [Member] | Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Number of shares sold			1		1	1
Shares issued				373,002		361,972				560,100
Warrants [member] | Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Pre funded warrants shares										560,100